Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Mast HedgeIndex Managed Futures Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(5.22%)	1.84%	0.46%
Mast HedgeIndex Managed Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		(5.88%)	(0.33%)	(0.77%)
Mast HedgeIndex Managed Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		(2.62%)	0.83%	0.01%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(4.04%)	2.24%	0.55%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.